RESTATEMENT (Consolidated Statements Of Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from services	$ 47,429	$ 75,467	$ 174,575	$ 211,647	$ 257,359	$ 180,765	$ 133,792
Direct operating expenses	51,562	64,586	148,472	172,913	212,540	151,618	115,238
Gross profit	(4,133)	10,881	26,103	38,734	44,819	29,147	18,554
Selling, general and administrative expenses	7,674	7,556	20,281	19,576	25,714	16,117	7,390
Gain on sale of assets	(18)	166	(121)	(189)	(148)	2	0
Income from operations	(12,675)	3,270	3,746	18,510	18,237	12,842	10,987
Other expense, net	151	(316)	(1,294)	(25)	(1,133)	459	(329)
Foreign exchange loss, net	120	470	(1,179)	521	320	150	337
Total other expense, net	4,406	487	13,962	975	6,808	15	666
Income before income taxes	(17,081)	2,792	(10,216)	17,535	11,429	12,827	10,321
Provision for income taxes	12,615	310	13,863	2,227	1,444	3,319	4,500
Net income	(29,696)	2,482	(24,079)	15,308	9,985	9,508	5,821
Scenario, Previously Reported [Member]
Revenue from services						178,210	140,521
Direct operating expenses							118,938
Gross profit						26,592	21,583
Selling, general and administrative expenses							6,865
Gain on sale of assets							(515)
Income from operations						10,287	15,056
Other expense, net						(66)	(3,823)
Foreign exchange loss, net							(262)
Total other expense, net						(540)	(4,759)
Income before income taxes						9,747	10,297
Provision for income taxes						2,994	1,206
Net income						6,753	9,091
Comprehensive income						6,058	9,116
Restatement Adjustment [Member]
Revenue from services						2,555	(6,729)
Direct operating expenses							(3,700)
Gross profit						2,555	(3,029)
Selling, general and administrative expenses							525
Gain on sale of assets							515
Income from operations						2,555	(4,069)
Other expense, net						525	3,494
Foreign exchange loss, net							599
Total other expense, net						525	4,093
Income before income taxes						3,080	24
Provision for income taxes						325	3,294
Net income						2,755	(3,270)
Comprehensive income						2,755	(3,270)
As Restated [Member]
Revenue from services						180,765	133,792
Direct operating expenses							115,238
Gross profit						29,147	18,554
Selling, general and administrative expenses							7,390
Gain on sale of assets							0
Income from operations						12,842	10,987
Other expense, net						459	(329)
Foreign exchange loss, net							337
Total other expense, net						(15)	(666)
Income before income taxes						12,827	10,321
Provision for income taxes						3,319	4,500
Net income						9,508	5,821
Comprehensive income						$ 8,813	$ 5,846